Other non-current liabilities (Tables)	12 Months Ended
Dec. 31, 2011
Other Liabilities, Noncurrent [Abstract]
Components Non Current Liabilities Table [Text Block]
	December 31, 2010	December 31, 2011
Pension and retirement benefit obligation	$602	$2,546
Other	238	14

Total	$840	$2,560

Schedule of Changes in Projected Benefit Obligations [Table Text Block]
	2010	2011

Projected benefit obligation at January 1	$8,898	$8,097
Service cost for benefits earned	2,021	1,445
Interest cost	334	329
Settlement	(2,984)	0
Actuarial gains	149	539
Benefits paid	(72)	(87)
Payroll tax of employer contribution	(104)	(57)
Foreign currency exchange rate changes	(145)	(346)

Projected benefit obligation at end of year	$8,097	$9,920

Schedule of Changes in Fair Value of Plan Assets [Table Text Block]
	2010	2011

Fair value of plan assets at January 1,	$9,286	$7,495
Expected return on plan assets	395	356
Actual return on plan assets	(760)	(604)
Employer contributions	741	406
Settlement	(1,986)	(87)
Foreign currency exchange rate changes	(181)	(192)

Fair value of plan assets at end of year	$7,495	$7,374

Unfunded status at end of year	$(602)	$(2,546)

Schedule Amounts Not Recognized In Net Periodic Benefit Cost Recognized In Other Comprehensive Income Loss [Table Text Block]
	2010	2011

Net actuarial loss	$3,046	$2,104

Defined benefit plan adjustment, net of tax $0	$3,046	$2,104

Schedule Of Net Periodic Pension Costs Recognized In Statement Of Operations
	2009	2010	2011

Expected return on plan assets	$(378)	$(395)	$(356)
Service cost	4,121	2,021	1,445
Interest cost	280	334	329
Amortization of actuarial loss	168	47	116
Settlement	(539)	1	0

Net periodic pension cost	$3,652	$2,008	$1,534

Schedule of Defined Benefit Plan Amounts Recognized in Other Comprehensive Income (Loss) [Table Text Block]
	2009	2010	2011

Net actuarial loss/ (gain)	$(1,091)	$1,101	$234
Prior service cost/ (credit)	777	(1,020)	1,132
Amortization of actuarial loss	(256)	(506)	(424)

Total defined benefit plan adjustments net of tax $0	$(570)	$(425)	$942

Schedule or Description of Weighted Average Discount Rate [Table Text Block]
	December 31, 2009	December 31, 2010	December 31, 2011
Weighted average assumptions
Expected return on plan assets	5.70%	5.40%	4.10%
Discount rate	4.50%	4.00%	2.60%
Compensation increases	4.50%	4.00%	3.50%

Schedule Fair Value Pension Postretirement Plan Assets By Asset Category [Table Text Block]
	2010	2011
Share and other equity investments	$1,214	$1,123
Bonds and other security – fixed yield	1,289	3,402
Bonds held to maturity	1,889	1,261
Properties and real estate	1,207	1,279
Money market	668	78
Other	1,228	231

Total plan net assets at fair value	$7,495	$7,374

Schedule Plan Assets As Percentage Fair Value Total Plan Assets [Table Text Block]
	As of December 31,
	2009	2010
Shares and other equity instruments	16%	15%
Bonds	42%	64%
Properties and real estate	16%	17%
Other	26%	4%

Total	100%	100%

Schedule Fair Value Pension Postretirement Plan Assets By Level [Table Text Block]
	Level 1	Level 2	Level 3	Total
Equity securities:
US Equities	$658	$0	$0	$658
Non-US Equities	157	0	308	465
Fixed Income:
Government Bonds	2,891	549	0	3,440
Corporate Bonds	978	245	0	1,223
Alternative Investments:
Hedge funds and limited partnerships	0	231	0	231
Cash and cash equivalents	78	0	0	78
Real Estate	0	0	1,279	1,279

Net Plan Net Assets	$4,762	$1,025	$1,587	$7,374

	Level 1	Level 2	Level 3	Total
Equity securities:
US Equities	$531	$0	$132	$663
Non-US Equities	551	0	0	551
Fixed Income:
Government Bonds	2,336	842	0	3,178
Corporate Bonds	982	0	0	982
Alternative Investments:
Hedge funds and limited partnerships	0	225	0	225
Cash and cash equivalents	668	0	0	668
Real Estate	0	0	1,206	1,206
Other	22	0	0	22

Net Plan Net Assets	$5,090	$1,067	$1,338	$7,495

Schedule Changes In Fair Value Level Three Pension Postretirement Plan Assets [Table Text Block]
	Year ended December 31,
	2010	2011

Balance, beginning of year	$1,561	$1,338
Actual return on plan assets:
Assets still held at reporting date	74	177
Purchases, sales, issuances and settlements (net)	(297)	72

Net Plan Net Assets	$1,338	$1,587

Schedule of Expected Benefit Payments [Table Text Block]
December 31, 2012	$64
December 31, 2013	89
December 31, 2014	127
December 31, 2015	127
December 31, 2016-2021	1,656

Total pension payments	$2,063